Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Apr. 03, 2017
Registrant Name	dei_EntityRegistrantName	DEUTSCHE STATE TAX-FREE INCOME SERIES
CIK	dei_EntityCentralIndexKey	0000714287
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Apr. 03, 2017
Effective Date	dei_DocumentEffectiveDate	Apr. 03, 2017
Prospectus Date	rr_ProspectusDate	Dec. 01, 2016